Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The accompanying interim condensed consolidated unaudited financial statements include the accounts of CID Holdco, and its wholly-owned subsidiaries, Dot Ai and Dot Works, which are collectively referred to as the “Company” in these condensed consolidated financial statements. All intercompany balances and transactions have been eliminated upon consolidation.

Basis of Presentation

Basis of Presentation

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), as determined by FASB through the ASC, and should be read in conjunction with, the Company’s audited consolidated financial statements and related footnotes for the year ended December 31, 2024. The unaudited condensed consolidated financial statements reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position, and its results of operations and cash flows for the reported periods, in accordance with US GAAP. The unaudited condensed consolidated financial statements do not include all of the information and footnotes required by US GAAP for complete financial statements, as allowed by the relevant U.S. Securities and Exchange Commission rules and regulations; however, the Company believes its disclosures are adequate to ensure the information presented is not misleading.

Accounting for the Business Combination

Accounting for the Business Combination

The Business Combination is accounted for as a reverse recapitalization, with ShoulderUp being treated as the acquired company and the Legacy Company treated as the accounting acquirer for financial reporting purposes. This accounting treatment is equivalent to the Legacy Company issuing stock for the net assets of ShoulderUp, accompanied by a recapitalization whereby no goodwill or other intangible assets are recorded. Operations prior to the Business Combination are presented as those of the Legacy Company and the accumulated deficit of the Legacy Company has been carried forward after Closing.

All periods prior to the Business Combination have been retrospectively adjusted to reflect the reverse recapitalization. In connection with the reverse recapitalization treatment of the Business Combination, all issued and outstanding securities of ShoulderUp upon Closing were treated as issuances of the Company upon the consummation of the Business Combination.

Emerging Growth Company

Emerging Growth Company

Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Section 21E of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when an accounting standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised accounting standard at the time private companies adopt the new or revised standard.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, requiring public entities to disclose information about their reportable segments’ significant expenses and other segment items on an interim and annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU No. 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an interim and annual basis. The Company adopted ASU No. 2023-07 during the year ended December 31, 2024. See Note 16, Segment Reporting, in these notes to the condensed consolidated financial statements for further detail.

In December 2023, the FASB issued ASU No. 2023 09, Income Taxes, which prescribes standardized categories and disaggregation of information in the reconciliation of provision for income taxes, requires disclosure of disaggregated income taxes paid, and modifies other income tax-related disclosure requirements. The updated standard is effective for us beginning with our fiscal year 2026 annual reporting period. The Company is currently evaluating the impact of this guidance, but does not anticipate a material impact on its consolidated financial statements or related disclosures.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses, which requires disclosures of certain additional expense information on an annual and interim basis, including, among other items, the amounts of purchases of inventory, employee compensation, depreciation and intangible asset amortization included within each income statement expense caption, as applicable. The updated standard is effective for our annual periods beginning in fiscal year 2026 and interim periods beginning in the first quarter of fiscal year 2027. The Company is currently evaluating the impact of this guidance but does not anticipate a material impact on its consolidated financial statements or related disclosures.

Recently Issued Accounting Pronouncements:

In November 2023, the FASB issued Accounting Standards Update (“ASU”) No. 2023-07 (“ASU 2023-07”), Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, to enhance disclosures about significant segment expenses for public entities reporting segment information under FASB ASC Topic 280. The amendments require public entities to disclose significant expense categories for each reportable segment, other segment items, the title and position of the chief financial decision-maker, and interim disclosures of certain segment-related information previously required only on an annual basis. The amendments clarify that entities reporting single segments must disclose both the new and existing segment disclosures under FASB ASC Topic 280, and a public entity is permitted to disclose multiple measures of segment profit or loss if certain criteria are met. This standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The adoption of ASU 2023-07 did not have a significant impact on the Company’s consolidated financial statements. See Note 13 for the required disclosures.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires entities to disclose additional information in specified categories in the reconciliation of the effective tax rate to the statutory rate for federal, state, and foreign income taxes. ASU 2023-09 also requires greater detail about individual reconciling items in the rate reconciliation to the extent the impact of those items exceeds a specified threshold and eliminates certain existing disclosures. In addition to new disclosures associated with the rate reconciliation, the standard requires information pertaining to taxes paid (net of refunds received) to be disaggregated for federal, state, and foreign taxes and further disaggregated for specific jurisdictions to the extent the related amounts exceed a quantitative threshold. This standard will be effective for annual periods in fiscal years beginning after December 15, 2024, and for interim periods for fiscal years beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively, and early adoption is permitted. The Company is continuing to assess the potential impacts of the standard, and it does not expect this pronouncement to have a material effect on its consolidated financial statements, other than the required changes to the income tax disclosures.

Management does not believe any other recently issued, but not yet effective, accounting standards could have a material effect on the Company’s consolidated financial statements. As new accounting pronouncements are issued, the Company will adopt those that are applicable.

Risks and Uncertainties

Risks and Uncertainties

The Company’s industry is subject to rapid technological change. The introduction of new technologies will continue to have a significant effect on competitive conditions to which the Company is subject. Certain technologies and industry developments may negatively impact the Company’s ability to compete within certain industry segments. If the Company is unable to develop new solutions that provide utility to its customers and provide enhancements and new features for its existing solutions that keep pace with rapid technological and regulatory changes, the Company’s revenues and results of operations could be adversely affected.

Since some of the inventory that the Company purchases include components produced in foreign countries, the Company is subject to certain risks associated with tariffs on imports that the government of the United States of America imposes, which could adversely impact the Company’s operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The Company bases its estimates on historical experience, known or expected trends, and various other assumptions that are believed to be reasonable given the quality of information available as of the date of these financial statements. The results of these assumptions provide the basis for making estimates about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Actual results could differ from these estimates. The Company believes judgment is involved in determining capitalized software development costs, the fair value of the SAFE agreements, useful lives of capitalized software development costs, stock-based compensation, obsolete inventory and the valuation allowance on deferred income taxes. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ materially from those estimates and assumptions

Use of Estimates:

The preparation of the Company’s consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, as well as disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. The Company believes judgment is involved in determining capitalized software development costs, the fair value of the SAFE agreements, useful lives of capitalized software development costs, stock-based compensation and the valuation allowance on deferred taxes. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ materially from those estimates and assumptions.

Cash	Cash The Company maintains its cash deposits with major financial institutions, that at times, are greater than the FDIC limit.
Fair Value Measurement

Fair Value Measurement

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants as of the measurement date. Applicable accounting guidance provides an established hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in valuing the asset or liability and are developed based on market data obtained from sources independent of us. Unobservable inputs are inputs that reflect our assumptions about the factors that market participants would use in valuing the asset or liability. There are three levels of input that may be used to measure fair value:

Level 1	-	Quoted prices in active markets for identical assets or liabilities that the entity can access.
Level 2	-	Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities.
Level 3	-	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Assets and liabilities measured at fair value are classified based on the lowest level of input that is significant to the fair value measurement. The Company reviews the fair value hierarchy classification on an as needed basis. Changes in the observability of valuation inputs may result in a reclassification of levels for certain securities within the fair value hierarchy. The Company recognizes transfers into and out of levels within the fair value hierarchy in the appropriate period in which the actual event or change in circumstances caused the transfer to occur.

Fair Value of Financial Instruments:

FASB ASC Topic 820, Fair Value Measurement (“ASC 820”), establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Under the standard, fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The three levels of the fair value hierarchy under ASC 820 are described as follows:

Level 1 - Pricing inputs are unadjusted quoted prices available in active markets for identical assets or liabilities at the reporting date.

Level 2 - Pricing inputs are quoted prices for similar investments, or inputs that are observable, either directly or indirectly, for substantially the full term through corroboration with observable market data. Level 2 includes assets and liabilities valued at quoted prices adjusted for legal or contractual restrictions specific to these assets and liabilities.

Level 3 - Pricing inputs are unobservable, supported by little or no market activity, and reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

With the exception of the SAFE agreements, at December 31, 2024 and 2023, the fair value of all of the Company’s financial assets and liabilities approximate carrying value because of the short-term nature of these instruments. The SAFE agreements are carried at estimated fair value, determined by the Company using a probability weighted expected return method. The SAFE agreements are classified within Level 3 of the fair value hierarchy, since their fair values are determined using significant assumptions that are not observable in the market.

The method described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants; however, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting dates.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily consist of advance payments for goods and services to be received in future periods, including insurance premiums, software licenses, maintenance contracts, and prepaid inventories. Prepaid expenses are recorded at cost and are expensed ratably over the period the benefits are realized. Prepaid inventories are recorded at cost upon payment to vendors and recognized as inventories receipts of goods. The Company periodically reviews the carrying value of prepaid expenses and other current assets to determine if any amounts are no longer recoverable, and records an expense in the period such determination is made.

Prepaid Expenses:

Prepaid expenses are amounts paid to secure the use of assets or the receipt of services at a future date or continuously over one or more future periods. When the prepaid expenses are consumed, they are charged to expense.

Accounts Receivable

Accounts Receivable

Accounts receivable are derived from customers located primarily in North America. The Company generally does not require collateral to support customer receivables.

Accounts receivable are reduced by an allowance for credit losses to reserve for potentially uncollectible amounts. The Company evaluates the collectability of its accounts receivable monthly, and amounts are written off when determined to be uncollectible by management. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, which is the face amount of the receivable, net of the allowance for credit losses and deferred revenue, if any. The allowance for credit losses reflects the best estimate of probable losses. The Company writes off accounts receivable when they become uncollectible. As of June 30, 2025 and December 31, 2024, there was no accounts receivable allowance for credit losses. There were no credit losses for the three and six months ended June 30, 2025 and 2024.

Accounts Receivable:

Accounts receivable are derived from customers located primarily in North America. The Company generally does not require collateral to support customer receivables.

Accounts receivable are reduced by an allowance for credit losses to reserve for potentially uncollectible amounts. The Company evaluates the collectability of its accounts receivable monthly and amounts are written off when determined to be uncollectible by management. The maximum accounting loss from the credit risk associated with accounts receivable is the amount of the receivable recorded, which is the face amount of the receivable, net of the allowance for credit losses and deferred revenue, if any. The allowance for credit losses reflects the best estimate of probable losses. The Company writes off accounts receivable when they become uncollectible. No allowance for credit losses was necessary at December 31, 2024 and 2023.

Inventory

Inventory

Inventory consists of raw materials and finished goods and is valued at the lower of cost or net realizable value (“NRV”), with cost determined by the first-in, first-out method. NRV is determined as the estimated selling price in the ordinary course of business less the estimated selling costs. Valuations are periodically performed by management, and a charge to operations is recorded if the carrying value of the item exceeds its estimated net realizable value. Management also periodically performs a valuation on allowance for excess and obsolete inventory. No valuation allowance was necessary as of June 30, 2025 and December 31, 2024.

Inventory:

Inventory consists of raw materials and is valued at the lower of cost or net realizable value (“NRV”), with cost determined by the first-in, first-out method. NRV is determined as the estimated selling price in the ordinary course of business less the estimated selling costs. Valuations are periodically performed by management, and a charge to operations is recorded if the carrying value of the item exceeds its estimated net realizable value. Management also periodically performs a valuation on allowance for excess and obsolete inventory. No valuation allowance was necessary at December 31, 2024 and 2023.

Advances to supplier are adjusted against the final amounts due upon shipment of the related products to the Company and are expected to be utilized within one year.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs are expensed currently, while renewals and betterments that materially extend the life of an asset are capitalized. The cost of assets sold, retired, or otherwise disposed of, and the related allowance for depreciation are eliminated from the accounts, and any resulting gain or loss is recognized. Depreciation of property and equipment over $5,000 is provided using the straight-line method over the estimated useful lives of the assets, which are 5 years.

Software Development Costs

Software Development Costs

In accordance with FASB ASC Topic 350-40, Intangibles-Goodwill and Other-Internal-Use Software, the Company capitalizes software development costs incurred on new applications or enhancements to applications during the application development phase of software for internal use to provide services to customers. These capitalized costs include certain payroll and payroll-related costs for employees and costs for outside consultants who are directly associated with and who devote time to internal-use software projects. Costs incurred prior to the application development phase and after the market release are expensed as incurred.

Internal-use software is amortized on a straight-line basis over its estimated useful life from the date the project is substantially complete and ready for its intended use. The estimated useful life will be determined based on management’s judgment on how long the core technology and functionality serves internal needs and the customer base. Once projects are substantially complete, management will evaluate the useful lives of these assets and will test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. As of June 30, 2025 and 2024, and for the three and six-months then ended, no projects have been substantially completed and ready for their intended use, and no amortization was recorded in the accompanying condensed consolidated statements of operations.

Software Development Costs:

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 350-40, Intangibles-Goodwill and Other-Internal-Use Software, the Company capitalizes software development costs incurred on new applications or enhancements to applications during the application development phase of software for internal use to provide services to customers. These capitalized costs include certain payroll and payroll-related costs for employees and costs for outside consultants who are directly associated with and who devote time to internal-use software projects. Costs incurred prior to the application development phase and after the market release are expensed as incurred.

Internal-use software is amortized on a straight-line basis over its estimated useful life from the date the project is substantially complete and ready for its intended use. The estimated useful life will be determined based on management’s judgment on how long the core technology and functionality serves internal needs and the customer base. Once projects are substantially complete, management will evaluate the useful lives of these assets and will test for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. At December 31, 2024 and 2023, and for the years then ended, the Company was in the application development phase and as no projects have been substantially completed and ready for their intended use, no amortization was recorded during the years then ended.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to their fair value, which is normally determined through analysis of the future net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount that the carrying amount of the assets exceeds the fair value of the assets. As of June 30, 2025 and December 31, 2024, and for the three and six months ended June 30, 2024, no such indicators of impairment were identified, and accordingly, no impairment losses were recognized.

Impairment of Long-Lived Assets:

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be fully recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to their fair value, which is normally determined through analysis of the future net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount that the carrying amount of the assets exceeds the fair value of the assets. At December 31, 2024 and 2023, and for the years then ended, no such indicators of impairment were identified, and accordingly, no impairment losses were recognized.

Leases

Leases

The Company accounts for leases under ASC 842, Leases. The core principle of this standard is that a lessee should recognize the assets and liabilities that arise from leases, by recognizing in the condensed consolidated balance sheets a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term.

The Company recognizes right-of-use (“ROU”) assets and lease liabilities for leases with terms greater than 12 months. Leases are classified as either finance or operating leases. This classification dictates whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease.

The Company’s leases are capitalized at the present value of the minimum lease payments not yet paid. The Company uses either the rate implicit in the lease, if readily determinable, or the Company’s incremental borrowing rate in order to calculate the net present value of the lease liability. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The Company have two operating leases for the facilities located in Bethesda, Maryland and Barceloneta, Puerto Rico.

The Company has elected to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company recognizes lease costs associated with its short-term leases on a straight-line basis over the lease term. When contracts contain lease and non-lease components, the Company accounts for each component separately. The Company has two short-term leases located in Manati, Puerto Rico and Shirley, Massachusetts.

Variable payments are included in the future lease payments when those variable payments depend on an index or a rate.

Leases:

The Company recognizes and measures its leases in accordance with FASB ASC 842, Leases (“ASC 842”). The Company determines if an arrangement is a lease, or contains a lease, at inception of a contract and when the terms of an existing contract are changed. The Company recognizes a lease liability and a right-of-use (ROU) asset at the commencement date of each lease. The lease liability is initially and subsequently recognized based on the present value of the contract’s future lease payments.

Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. The discount rate is the implicit rate, if it is readily determinable, or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment.

The Company has elected to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. The Company recognizes lease costs associated with its short-term leases on a straight-line basis over the lease term. When contracts contain lease and non-lease components, the Company accounts for each component separately.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. The Company primarily recognizes revenue from the delivery of subscription services and related professional services through a hosted cloud (SaaS) environment. Arrangements for services generally have terms of one year or less.

Due to the Company being in the early stages of developing its software as a service (SaaS) product, revenues were primarily related to the delivery of feasibility study reports to customers seeking to gain insight into how data driven tracking could improve their business, which is recognized upon acceptance of the feasibility report.

The Company will also provide professional services including onboarding (implementation) services, marketing services, and product consulting. These services will be evaluated to be distinct and be treated as separate performance obligations from the subscription services. Revenue related to these services will be recognized over time as services are performed.

Deferred revenue consists of payments received in advance of satisfaction of a performance obligation and is recognized as the performance obligations are satisfied.

Revenue Recognition:

The Company recognizes revenue in accordance with FASB ASC Topic 606, Revenue from Contracts with Customers. The Company primarily recognizes revenue from the delivery of subscription services and related professional services through a hosted cloud (SaaS) environment. Arrangements for services generally have terms of one year or less.

The subscription service revenue is recognized on a straight-line basis over the contract term. The Company determined a time-based approach is the most appropriate measure of progress because customers simultaneously receive and consume the benefits as they can access the cloud-based software under the contract terms. The Company’s subscription service arrangements are noncancelable and do not contain refund-type provisions. The Company also sells hardware related to its subscription service arrangements. These hardware components are highly integrated with the subscription service and together represent a single performance obligation. Revenues attributable to this combined performance obligation are recognized over time as the services are delivered.

The Company also provides professional services including onboarding (implementation) services, marketing services, and product consulting. These services were evaluated to be distinct and are treated as separate performance obligations from the subscription services. Revenue related to these services are recognized over time as services are performed.

Deferred revenue consists of payments received in advance of satisfaction of a performance obligation and is recognized as the performance obligations are satisfied.

Due to the Company being in the early stages of developing its software as a service (Saas) product, revenues were primarily related to the delivery of feasibility study reports to customers seeking to gain insight into how data driven tracking could improve their business, which is recognized upon acceptance of the feasibility report.

On November 11, 2024, the Company entered into a five-year exclusivity and licensing agreement with a customer. In consideration of the exclusive rights granted through this agreement, the customer made payments to the Company totaling $2,000,000 by December 31, 2024, $36,785 of which has been recognized as revenue during the year ended December 31, 2024, and with the remaining $1,963,215 included in “Deferred revenue” at December 31, 2024 in the accompanying consolidated balance sheets, which will be recognized as follows: $392,643 (2025), $392,643 (2026), $392,643 (2027), $392,643 (2028), and $392,643 (2029).

At December 31, 2024, the Company also had deferred revenue amounting to $750,000 for a prepayment from a customer for certain products, hardware, installation, programming, subscription, and training services, which the Company is in the process of fulfilling and expects to deliver entirely before December 31, 2025.

Stock-Based Compensation

Stock-Based Compensation

The Company applies ASC 718, Stock Compensation, when recording stock-based compensation. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option valuation model. The assumptions used in the Black-Scholes valuation model are as follows:

Grant Price - The grant price of the issuances is determined based on the estimated fair value of the shares at the date of grant.

Risk-Free Interest Rate - The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield in effect at the time of grant.

Expected Lives - Due to the Company’s insufficient history of option activity, management utilizes the simplified approach to estimate the options’ expected term, which represents the period of time that options granted are expected to be outstanding.

Expected Volatility - Determined based on management’s estimate or historical volatilities of comparable companies.

Expected Dividend Yield - Based on current yield at the grant date or the average dividend yield over the historical period. The Company has never declared or paid dividends and has no plans to do so in the foreseeable future

The stock-based compensation expense is recognized on a straight-line basis based on the number of awards expected to vest over the requisite service period and is adjusted to reflect those awards that do ultimately vest with the offsetting credit to additional paid-in capital. For further details regarding stock-based compensation, see Note 11.

Stock-Based Compensation:

The Company applies FASB ASC 718, Stock Compensation, when recording stock-based compensation. The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option valuation model. The assumptions used in the Black-Scholes valuation model are as follows:

Grant Price - The grant price of the issuances is determined based on the estimated fair value of the shares at the date of grant.

Risk-Free Interest Rate - The risk-free interest rate for periods within the contractual life of the option is based on the U.S. Treasury yield in effect at the time of grant.

Expected Lives - Due to the Company’s insufficient history of option activity, management utilizes the simplified approach to estimate the options’ expected term, which represents the period of time that options granted are expected to be outstanding.

Expected Volatility - Determined based on management’s estimate or historical volatilities of comparable companies.

Expected Dividend Yield - Based on current yield at the grant date or the average dividend yield over the historical period. The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

The stock-based compensation expense is recognized on a straight-line basis based on the number of awards expected to vest over the requisite service period, and is adjusted to reflect those awards that do ultimately vest with the offsetting credit to additional paid-in capital. For further details regarding stock-based compensation, see Note 7.

Research and Development Costs

Research and Development Costs

Expenditures related to the research and development of new products and processes are expensed as incurred. Research and development expenses consist primarily of compensation costs and fees paid to consultants and other expenses relating to the development and testing of the Company’s products.

Research and Development Costs:

Expenditures related to the research and development of new products and processes are expensed as incurred. Research and development expenses consist primarily of compensation costs and fees paid to consultants and other expenses relating to the development and testing of the Company’s products.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records valuation allowances against deferred tax assets as deemed necessary.

The Company accounts for the uncertainty in income taxes as prescribed by the minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. If applicable, the Company records interest and penalties as a component of income tax expense.

Income Taxes:

The Company accounts for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on the deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company records a valuation allowance against deferred tax assets as deemed necessary.

The Company accounts for the uncertainty in income taxes as prescribed by the minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement. If applicable, the Company records interest and penalties as a component of income tax expense.

Basic and Diluted Net Loss Per Common Share

Basic and Diluted Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding and potentially dilutive securities outstanding for the period using the treasury stock or if-converted method if their inclusion is dilutive. Diluted net loss per common share is the same as basic net loss per common share because the inclusion of potentially dilutive shares would be anti-dilutive to the calculation of loss and comprehensive loss per common share.

The Company has only one class of shares issued and outstanding. Accordingly, basic and diluted net loss per share is not allocated among multiple classes. Basic and diluted net loss per share for all periods prior to the Closing have been retrospectively adjusted by the exchange ratio to reflect the effect of the reverse recapitalization.

Prior to the Closing, the Company assumed 15,675,000 public and private warrants from ShoulderUp, each exercisable at $11.50 per share. These warrants were considered antidilutive and excluded from the diluted net loss per share calculation for the three and six months ended June 30, 2025. During the three and six months ended June 30, 2025 and 2024, 20,017 of these warrants were forfeited, resulting in a net total of 15,654,983 warrants outstanding as of June 30, 2025.

Acquisition and integration costs

Acquisition and integration costs

The Company incurred acquisition and integration costs of $534,290 and $911,672 for the three and six months ended June 30, 2025, respectively, primarily related to professional fees, legal and accounting services, severance, and other costs associated with recent business combinations. These expenses are not included in general and administrative expenses in the condensed consolidated statements of operations. The Company expects to continue to incur certain integration costs in the near term as it finalizes system, process, and personnel integration activities.

Transaction costs

Transaction costs

The Company accounts for transaction costs incurred in connection with de-SPAC transactions in accordance with ASC 805, Business Combinations. Costs that are directly attributable to the issuance of equity instruments, such as legal, accounting, and advisory fees related to the merger and recapitalization, are recorded as a reduction to additional paid-in capital. Other costs that are not directly related to the equity issuance, including costs associated with business combination activities, are expensed as incurred. The Company evaluates each cost to determine the appropriate accounting treatment based on its nature and purpose.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. In connection with this reclassification, amounts previously reported as general and administrative expenses have been allocated to acquisition and integration expenses. Amounts previously reported as advances to supplier have been reclassified to prepaid expenses and other current assets. In addition, certain amounts previously reported as other assets have been reclassified as property and equipment, net. These reclassifications had no impact on total operating expenses, net loss, or shareholders’ equity for any period presented.

Advertising		Advertising: The Company expenses advertising costs as incurred. For the years ended December 31, 2024 and 2023, advertising expenses totaled $818,538 and $47,850, respectively.